INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of current and deferred portion of income tax expenses

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax expenses	13	1,130	30,835
Deferred tax expenses	645	—	—
Income tax expenses	658	1,130	30,835

Schedule of net (loss) income before income tax by tax jurisdiction

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net (loss) income before income tax from Chinese Mainland operations	(480,479)	(25,325)	237,462
Net income (loss) before income tax from operations in other tax jurisdictions	5,169	(75,921)	229,253
Total net (loss) income before income tax	(475,310)	(101,246)	466,715

Schedule of reconciliation between the effective income tax rate and statutory income tax rate

	For the Year ended December 31,
	2025
	Amount	Percent
Net income before income tax	466,715	100.00%
Statutory income tax rate	116,679	25.00%
Foreign tax effects
Cayman
Statutory tax rate difference between Cayman and Chinese Mainland	(29,058)	(6.23)%
The British Virgin Islands (“BVI”)
Statutory tax rate difference between BVI and Chinese Mainland	(43,662)	(9.36)%
United States
Statutory tax rate difference between United States and Chinese Mainland	(931)	(0.20)%
Changes in valuation allowance	7,801	1.67%
Other foreign jurisdictions	13,884	2.98%
Effect of cross-border tax laws	27,517	5.90%
Nontaxable or nondeductible items
Share-based compensation	28,663	6.14%
Others	467	0.10%
Effect of super deduction on R&D expenses	(83,973)	(17.99)%
Effect of 15% preferential tax rate as an HNTE	(50,776)	(10.88)%
Changes in valuation allowances	44,224	9.48%
Income tax expenses	30,835	6.61%

	For the Year ended December 31,
	2023	2024
Statutory income tax rate	25.00%	25.00%
Effect of different tax rate of different jurisdictions	(0.79)%	8.00%
Non-deductible expenses	(12.42)%	(17.37)%
Effect of super deduction on R&D expenses	37.21%	105.66%
Tax-free income	0.32%	0.38%
Effect of change of valuation allowance	(49.46)%	(122.79)%
Income tax expenses	(0.14)%	(1.12)%

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
– Net operating loss carry forwards	712,079	722,225
– Deductible temporary differences	79,736	116,857
– Deferred revenue	15,283	24,412
Less: valuation allowance	(807,098)	(863,494)
Net deferred tax assets	—	—

Schedule of movement of valuation allowance

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	410,857	639,234	807,098
Addition	228,377	167,864	56,396
Total	639,234	807,098	863,494